SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of supplementary financial statement information [Abstract]
Interest income and exchange differences	$ 236	$ 777	$ 719
Financial income	$ 236	$ 777	$ 719